CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2018		53,971,706
Beginning balance at Dec. 31, 2018	$ 1,354,281	$ 4,658	$ 529,642	$ 983	$ (69,328)	$ 888,326
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	373,986					373,986
Currency translation adjustment	(1,313)				(1,313)
Currency impact of long-term funding	(2,710)				2,710
Unrealized capital (loss)/gain - investments	681				681
Actuarial gain (loss) on defined benefit pension plan	(2,226)				(2,226)
Amortization of interest rate hedge	(923)				(923)
Loss on interest rate hedge	0
Total comprehensive income attributable to the Group	367,495
Exercise of share options (in shares)		329,870
Exercise of share options	21,621	$ 22	21,599
Issue of restricted share units / performance share units (in shares)		355,730
Issue of restricted share units / performance share units	24	$ 24
Share based compensation expense	26,733		26,733
Share issue costs	(13)		(13)
Repurchase of ordinary shares (in shares)		(1,035,100)
Repurchase of ordinary shares	(146,931)	$ (69)		69		(146,931)
Share repurchase costs	(107)					(107)
Exercise of call option on noncontrolling interest shares	(5,048)					(5,048)
Ending balance (in shares) at Dec. 31, 2019		53,622,206
Ending balance at Dec. 31, 2019	1,618,055	$ 4,635	577,961	1,052	(75,819)	1,110,226
Beginning balance at Dec. 31, 2018							$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income							1,870
Noncontrolling interest adjustment to redemption amount							32,592
Exercise of call option on noncontrolling interest shares							5,048
Ending balance at Dec. 31, 2019							39,510
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	332,331					332,331
Currency translation adjustment	48,129				48,129
Currency impact of long-term funding	(1,603)				(1,603)
Unrealized capital (loss)/gain - investments	(231)				(231)
Actuarial gain (loss) on defined benefit pension plan	(4,138)				(4,138)
Amortization of interest rate hedge	(910)				(910)
Loss on interest rate hedge	(905)				(905)
Total comprehensive income attributable to the Group	372,673
Exercise of share options (in shares)		193,417
Exercise of share options	13,189	$ 13	13,176
Issue of restricted share units / performance share units (in shares)		207,688
Issue of restricted share units / performance share units	14	$ 14
Share based compensation expense	25,981		25,981
Share issue costs	(14)		(14)
Repurchase of ordinary shares (in shares)		(1,235,218)
Repurchase of ordinary shares	(175,000)	$ (82)		82		(175,000)
Share repurchase costs	$ (140)					(140)
Ending balance (in shares) at Dec. 31, 2020	52,788,093	52,788,093
Ending balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	617,104	1,134	(35,477)	1,262,895
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income							633
Noncontrolling interest adjustment to redemption amount	(4,522)					(4,522)	4,522
Exercise of call option on noncontrolling interest shares							(44,665)
Ending balance at Dec. 31, 2020							$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	153,185					153,185
Currency translation adjustment	(60,092)				(60,092)
Currency impact of long-term funding	(525)				(525)
Unrealized capital (loss)/gain - investments	0
Actuarial gain (loss) on defined benefit pension plan	4,266				4,266
Amortization of interest rate hedge	113				113
Loss on interest rate hedge	778				778
Total comprehensive income attributable to the Group	97,725
Exercise of share options (in shares)		1,065,529
Exercise of share options	118,589	$ 77	118,512
Issue of restricted share units / performance share units (in shares)		328,634
Issue of restricted share units / performance share units	23	$ 23
Share based compensation expense	133,553		133,553
Share issue costs	(853)		(853)
Issue of shares associated with a business combination (in shares)		27,372,427
Issue of shares associated with a business combination	5,658,155	$ 1,960	5,656,195
Replacement share-based awards issued to acquiree employees	$ 209,399		209,399
Ending balance (in shares) at Dec. 31, 2021	81,554,683	81,554,683
Ending balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	$ 6,733,910	$ 1,134	$ (90,937)	$ 1,416,080